FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, "Fair Value Measurements and Disclosures", the Company measures its cash equivalents and available-for-sale marketable securities at fair value on recurring basis. Cash equivalents and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The Company's financial assets measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2016 and 2015:

	December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$578	$-	$-	$578

Available-for-sale:

Foreign banks and government debentures	-	54,100	-	54,100
Corporate debentures	-	41,319	-	41,319

Total financial assets	$578	$95,419	$-	$95,997

	December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$853	$-	$-	$853

Available-for-sale:

Foreign banks and government debentures	-	50,596	-	50,596
Corporate debentures	-	47,523	-	47,523
Corporate shares	5,698	-	-	5,698

Total financial assets	$6,551	$98,119	$-	$104,670